As filed with the SEC on February 28, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: October 1, 2013 – December 31, 2013

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of December 31, 2013 are attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At December 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.4%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$ 979,083	$ 1,150,575
U.S. Treasury Note
1.75%, 05/15/2022	2,560,000	2,367,201
2.00%, 02/15/2023	890,000	825,614
2.50%, 08/15/2023	3,635,000	3,490,734

Total U.S. Government Obligations (cost $7,974,547)		7,834,124

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
Fannie Mae, TBA
3.50%	3,455,000	3,613,039
Freddie Mac, IO
5.00%, 08/01/2035	1,235,720	242,731

Total U.S. Government Agency Obligations (cost $4,180,082)		3,855,770

FOREIGN GOVERNMENT OBLIGATIONS - 2.5%
Canada Housing Trust No. 1
3.15%, 06/15/2015 - 144A	CAD 1,500,000	1,454,008
Mexican Bonos
7.00%, 06/19/2014	MXN 12,000,000	933,508
7.25%, 12/15/2016	14,000,000	1,153,993

Total Foreign Government Obligations (cost $3,456,152)		3,541,509

MORTGAGE-BACKED SECURITIES - 11.9%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	$ 462,846	481,195
Alternative Loan Trust
Series 2005-14, Class 4A1
0.39%, 05/25/2035 (A)	1,317,301	1,105,136
American General Mortgage Loan Trust Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (A)	166,885	166,676
Banc of America Funding Corp.
Series 2007-3, Class TA2
0.35%, 04/25/2037 (A)	891,613	577,718
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.79%, 08/26/2035 - 144A (A)	338,600	336,118
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (A)	387,950	406,559
Series 2009-RR6, Class 2A1
2.70%, 08/26/2035 - 144A (A)	527,832	490,959
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (A)	430,417	447,567
Commercial Mortgage Pass-Through Certificates
Series 2013-FL3, Class B
2.32%, 10/13/2028 - 144A (A)	907,000	907,828
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	353,117	357,052
Series 2006-OC1, Class 2A3A
0.49%, 03/25/2036 (A)	1,459,761	1,022,350
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (A)	197,927	197,519

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Hilton USA Trust
Series 2013-HLF, Class CFL
2.07%, 11/05/2030 - 144A (A)	$ 400,000	$ 400,029
Impac CMB Trust
Series 2007-A, Class A
0.42%, 05/25/2037 (A)	632,414	623,065
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.67%, 12/26/2037 - 144A (A)	238,290	239,017
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	170,463	180,392
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 - 144A (A)	149,164	147,042
Series 2009-R7, Class 1A1
2.36%, 02/26/2036 - 144A (A)	431,595	427,149
Series 2009-R7, Class 4A1
2.62%, 09/26/2034 - 144A (A)	290,186	283,637
Series 2009-R9, Class 1A1
2.40%, 08/26/2046 - 144A (A)	350,091	353,690
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB
5.81%, 06/15/2049 (A)	425,337	454,557
Series 2013-ALC, Class B
3.01%, 07/17/2026 - 144A (A)	710,000	717,068
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
4.43%, 01/27/2047 - 144A (A)	188,272	190,248
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
5.84%, 07/15/2044 (A)	520,215	577,306
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	84,178	85,429
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.80%, 08/15/2045 - 144A (A)	950,000	1,037,950
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	492,534	498,650
RALI Trust
Series 2006-QO1, Class 3A1
0.44%, 02/25/2046 (A)	1,193,255	789,587
Series 2006-QO2, Class A1
0.39%, 02/25/2046 (A)	154,043	74,085
Residential Asset Securitization Trust
Series 2004-A4, Class A11
5.50%, 08/25/2034	1,325,882	1,365,409
RREF LLC
Series 2013-LT2, Class A
2.83%, 05/22/2028 - 144A	699,366	700,540
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	2,068	2,068
Spirit Master Funding LLC
Series 2007-1A, Class A
5.74%, 03/20/2025 - 144A	1,373,858	1,356,806
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (A)	89,257	89,771
Series 2003-L, Class 1A2
2.49%, 11/25/2033 (A)	77,570	77,792

Total Mortgage-Backed Securities (cost $16,484,244)		17,167,964

The notes are an integral part of this report. Transamerica Income Shares, Inc.	December 31, 2013 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.3%
Bayview Opportunity Master Fund Trust IIB, LP
Series 2013-4RPL, Class A
4.46%, 07/28/2018 - 144A (A)	$ 445,919	$ 446,410
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.45%, 09/25/2036 (A)	2,000,000	1,583,408
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	940,000	977,788
GSAA Trust
Series 2006-1, Class A3
0.50%, 01/25/2036 (A)	1,083,359	740,876
GSAMP Trust
Series 2006-HE1, Class A2D
0.48%, 01/25/2036 (A)	1,230,000	1,107,165
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T1, Class D1
2.49%, 01/15/2044 - 144A	850,000	850,255
Series 2013-T4, Class DT4
2.33%, 08/15/2044 - 144A	630,000	629,244
Series 2013-T6, Class DT6
2.23%, 09/15/2044 - 144A	405,000	404,190
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.41%, 03/20/2036 (A)	804,000	777,872
Series 2007-2, Class M1
0.48%, 07/20/2036 (A)	100,000	89,876
Lehman XS Trust
Series 2005-8, Class 1A3
0.52%, 12/25/2035 (A)	1,287,870	836,577
Nationstar Mortgage Advance Receivables Trust
Series T1A, Class D1
2.24%, 06/20/2044 - 144A	130,000	129,877
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.49%, 02/25/2036 (A)	682,587	637,971
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A
0.60%, 03/25/2037 - 144A (A)	550,439	534,871
Westgate Resorts LLC
Series 2013-1A, Class A
2.25%, 08/20/2025 - 144A	791,950	792,940

Total Asset-Backed Securities (cost $8,771,592)		10,539,320

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.4%
Rhode Island Economic Development Corp. (Revenue Bonds) Insurer: AGM
6.00%, 11/01/2015 (B)	575,000	590,680
State of California (General Obligation Unlimited)
7.95%, 03/01/2036	1,195,000	1,386,427

Total Municipal Government Obligations (cost $1,797,944)		1,977,107

PREFERRED CORPORATE DEBT SECURITY - 1.4%
Insurance - 1.4%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (A)	1,930,000	2,060,275

Total Preferred Corporate Debt Security (cost $1,621,856)		2,060,275

	Principal		Value
CORPORATE DEBT SECURITIES - 62.7%
Airlines - 2.4%
America West Airlines Pass-Through Trust
8.06%, 07/02/2020		$ 484,965	$ 518,913
American Airlines Pass-Through Trust
4.00%, 07/15/2025 - 144A		695,000	672,412
Continental Airlines Pass-Through Trust
6.90%, 04/19/2022		660,342	694,152
7.46%, 04/01/2015		162,856	166,928
U.S. Airways Pass-Through Trust
3.95%, 11/15/2025		440,000	427,900
UAL Pass-Through Trust
10.40%, 11/01/2016		601,307	682,483
Virgin Australia Trust
5.00%, 10/23/2023 - 144A		320,000	330,400
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL	1,200,000	501,007
Building Products - 0.9%
Owens Corning, Inc.
4.20%, 12/15/2022		$1,390,000	1,327,354
Capital Markets - 1.4%
Morgan Stanley
2.13%, 04/25/2018 (C)		740,000	733,617
5.75%, 01/25/2021		400,000	452,506
Prospect Capital Corp.
5.88%, 03/15/2023 (C)		805,000	779,893
Commercial Banks - 7.6%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A		1,212,000	1,601,997
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A (C)		800,000	844,000
CIT Group, Inc.
4.75%, 02/15/2015 - 144A		310,000	321,238
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (A) (D)		1,095,000	1,449,506
HBOS PLC, Series MTN
6.75%, 05/21/2018 - 144A		1,015,000	1,148,094
ING Bank NV
5.80%, 09/25/2023 - 144A		925,000	967,175
Intesa Sanpaolo SpA
3.13%, 01/15/2016		1,070,000	1,090,396
Regions Bank
7.50%, 05/15/2018		1,115,000	1,319,364
Royal Bank of Scotland Group PLC
5.05%, 01/08/2015		500,000	514,801
UBS AG
7.63%, 08/17/2022 (C)		490,000	561,204
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (D)		1,065,000	1,187,475
Commercial Services & Supplies - 0.6%
Steelcase, Inc.
6.38%, 02/15/2021		800,000	878,570
Construction Materials - 0.5%
Voto-Votorantim Overseas Trading Operations V, Ltd.
6.63%, 09/25/2019 - 144A (C)		600,000	661,500
Consumer Finance - 1.6%
Ally Financial, Inc.
4.63%, 06/26/2015		650,000	676,512
Springleaf Finance Corp., Series MTN
6.90%, 12/15/2017		1,430,000	1,562,990

The notes are an integral part of this report. Transamerica Income Shares, Inc.	December 31, 2013 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2013

(unaudited)

	Principal	Value
Containers & Packaging - 0.8%
Beverage Packaging Holdings
6.00%, 06/15/2017 - 144A	$ 190,000	$ 192,375
Exopack Holding Corp.
10.00%, 06/01/2018 - 144A (C)	720,000	781,200
Graphic Packaging International, Inc.
4.75%, 04/15/2021	140,000	138,600
Diversified Financial Services - 3.9%
Citigroup, Inc.
5.95%, 01/30/2023 (A) (C) (D)	1,070,000	990,125
General Electric Capital Corp.
7.13%, 06/15/2022 (A) (D)	700,000	782,250
ING US, Inc.
5.50%, 07/15/2022	470,000	511,121
Jefferies Group LLC
5.13%, 01/20/2023	440,000	445,045
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (D)	700,000	628,250
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,110,000	1,302,062
Vesey Street Investment Trust I
4.40%, 09/01/2016 (E)	835,000	896,548
Diversified Telecommunication Services - 4.3%
CenturyLink, Inc.
5.80%, 03/15/2022 (C)	710,000	701,125
Frontier Communications Corp.
7.63%, 04/15/2024	710,000	708,225
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	1,365,000	1,403,224
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	200,000	216,500
Level 3 Communications, Inc.
8.88%, 06/01/2019	85,000	92,863
Level 3 Financing, Inc.
8.13%, 07/01/2019 (C)	660,000	722,700
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,515,000	1,649,915
Verizon Communications, Inc.
1.77%, 09/15/2016 (A)	250,000	257,557
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	350,000	368,375
11.75%, 07/15/2017 - 144A	100,000	106,375
Electrical Equipment - 0.9%
Anixter, Inc.
5.95%, 03/01/2015 (C)	1,200,000	1,257,000
Energy Equipment & Services - 2.3%
Enterprise Products Operating LLC
8.38%, 08/01/2066 (A)	600,000	664,800
NuStar Logistics, LP
8.15%, 04/15/2018	975,000	1,104,188
Seadrill, Ltd.
5.63%, 09/15/2017 - 144A (C)	325,000	336,375
Transocean, Inc.
6.38%, 12/15/2021	490,000	550,620
Weatherford International, Ltd.
9.63%, 03/01/2019	545,000	700,251
Food & Staples Retailing - 0.5%
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A (C)	614,000	650,840
Stater Bros Holdings, Inc.
7.38%, 11/15/2018	35,000	37,012

	Principal	Value
Food Products - 1.0%
Michael Foods Group, Inc.
9.75%, 07/15/2018	$ 720,000	$ 783,000
Post Holdings, Inc.
7.38%, 02/15/2022	635,000	679,450
Health Care Equipment & Supplies - 0.7%
Hologic, Inc.
6.25%, 08/01/2020	290,000	305,950
Mallinckrodt International Finance SA
3.50%, 04/15/2018 - 144A	680,000	667,073
Health Care Providers & Services - 0.8%
CHS / Community Health Systems, Inc.
7.13%, 07/15/2020 (C)	500,000	518,750
Express Scripts Holding Co.
4.75%, 11/15/2021	660,000	697,398
Hotels, Restaurants & Leisure - 0.5%
Wyndham Worldwide Corp.
2.50%, 03/01/2018	755,000	752,438
Household Durables - 0.4%
Meritage Homes Corp.
4.50%, 03/01/2018	525,000	522,375
Household Products - 0.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	780,000	795,600
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.
7.88%, 05/15/2021 (C)	1,080,000	1,196,100
Insurance - 6.1%
American Financial Group, Inc.
9.88%, 06/15/2019 (C)	920,000	1,188,243
Chubb Corp.
6.38%, 03/29/2067 (A)	879,000	951,517
Fidelity National Financial, Inc.
6.60%, 05/15/2017 (C)	1,405,000	1,568,810
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	865,000	946,305
Oil Insurance, Ltd.
3.23%, 01/31/2014 - 144A (A) (D)	675,000	590,319
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (A) (C)	810,000	803,925
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 - 144A (A)	1,250,000	1,242,236
Stone Street Trust
5.90%, 12/15/2015 - 144A	1,400,000	1,500,496
IT Services - 0.8%
Cardtronics, Inc.
8.25%, 09/01/2018	1,110,000	1,193,250
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	655,000	652,154
Marine - 0.7%
Martin Midstream Partners LP / Martin Midstream Finance Corp.
8.88%, 04/01/2018	963,000	1,015,965
Media - 1.2%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	695,000	729,662
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	600,000	645,000
Univision Communications, Inc.
7.88%, 11/01/2020 - 144A	350,000	384,563

The notes are an integral part of this report. Transamerica Income Shares, Inc.	December 31, 2013 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2013

(unaudited)

	Principal	Value
Metals & Mining - 1.8%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A (C)	$ 555,000	$ 703,240
FMG Resources Pty, Ltd
7.00%, 11/01/2015 - 144A (C)	55,000	57,063
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	620,000	628,916
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	700,000	913,935
Xstrata Finance Canada, Ltd.
5.80%, 11/15/2016 - 144A	325,000	358,074
Multi-Utilities - 0.5%
Black Hills Corp.
5.88%, 07/15/2020	700,000	780,937
Oil, Gas & Consumable Fuels - 5.2%
Chesapeake Energy Corp.
6.50%, 08/15/2017 (C)	675,000	761,062
Energy Transfer Partners, LP
4.90%, 02/01/2024	590,000	598,953
Linn Energy LLC / Linn Energy Finance Corp.
7.00%, 11/01/2019 - 144A (C)	695,000	701,950
Lukoil International Finance BV
3.42%, 04/24/2018 - 144A	525,000	529,594
6.38%, 11/05/2014 - 144A	600,000	625,800
Petrobras Global Finance BV
3.00%, 01/15/2019	650,000	608,291
Petrohawk Energy Corp.
7.25%, 08/15/2018	635,000	684,530
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	571,000	715,178
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	925,000	1,087,078
Rosneft Finance SA
6.25%, 02/02/2015 - 144A	650,000	683,313
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 - 144A	530,000	536,625
Paper & Forest Products - 0.7%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	315,000	338,625
Boise Cascade Co.
6.38%, 11/01/2020 (C)	480,000	505,200
Exopack Holdings SA
7.88%, 11/01/2019 - 144A	200,000	204,000
Pharmaceuticals - 0.3%
Actavis, Inc.
3.25%, 10/01/2022	465,000	433,714
Real Estate Investment Trusts - 2.3%
CBL & Associates, LP
5.25%, 12/01/2023	490,000	489,349
EPR Properties
7.75%, 07/15/2020	1,190,000	1,359,372
Kilroy Realty, LP
6.63%, 06/01/2020 (C)	1,320,000	1,505,717
Road & Rail - 1.5%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	530,000	548,668
7.13%, 10/15/2020 - 144A	1,500,000	1,680,382
Software - 0.7%
First Data Corp.
6.75%, 11/01/2020 - 144A	650,000	676,000
7.38%, 06/15/2019 - 144A	370,000	394,975

	Principal	Value
Specialty Retail - 1.2%
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	$ 635,000	$ 688,975
Michaels Stores, Inc.
11.38%, 11/01/2016 (C)	1,003,000	1,026,841
Tobacco - 0.5%
Lorillard Tobacco Co.
8.13%, 06/23/2019	575,000	700,434
Trading Companies & Distributors - 1.5%
International Lease Finance Corp.
6.25%, 05/15/2019	665,000	719,862
6.75%, 09/01/2016 - 144A	1,280,000	1,427,200
Wireless Telecommunication Services - 4.3%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	965,000	1,012,406
6.11%, 01/15/2020 - 144A	1,065,000	1,194,218
SBA Tower Trust
5.10%, 04/17/2017 - 144A	1,440,000	1,552,223
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	700,000	843,500
WCP Wireless Site Funding / WCP Wireless Site RE Funding
6.83%, 11/15/2015 - 144A	1,445,000	1,526,918

Total Corporate Debt Securities (cost $84,387,497)		90,401,605

CONVERTIBLE BOND - 0.5%
Automobiles - 0.5%
Ford Motor Co.
Series 2012-D, Class A3
4.25%, 11/15/2016 (C)	430,000	793,350

Total Convertible Bond (cost $430,000)		793,350

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.9%
U.S. Treasury Bill
0.11%, 12/11/2014 (F)	1,300,000	1,298,615

Total Short-Term U.S. Government Obligation (cost $1,298,615)		1,298,615

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%
Multi-Utilities - 0.3%
Dominion Resources, Inc., 6.13%	7,000	378,840
Real Estate Investment Trusts - 0.2%
Weyerhaeuser Co., 6.38% (C)	5,000	280,200

Total Convertible Preferred Stocks (cost $625,411)		659,040

PREFERRED STOCKS - 1.5%
Commercial Banks - 0.3%
CoBank ACB - 144A, 6.25% (A)	4,530	434,031
Consumer Finance - 0.5%
Ally Financial, Inc. - Series A, 8.50% (A)	24,800	665,880
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp. - Class A 144A, 9.08%	852	1,033,582

Total Preferred Stocks (cost $1,910,661)		2,133,493

The notes are an integral part of this report. Transamerica Income Shares, Inc.	December 31, 2013 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2013

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.14% (F)	12,738,845	$ 12,738,845

Total Securities Lending Collateral (cost $12,738,845)		12,738,845

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co. 0.01% (F), dated 12/31/2013, to be repurchased at $4,837,547 on 01/02/2014. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $4,934,808.	$ 4,837,545	4,837,545

Total Repurchase Agreement (cost $4,837,545)		4,837,545

Total Investment Securities (cost $150,514,991) (G)		159,838,562
Other Assets and Liabilities - Net - (10.9)%		(15,650,622)

Net Assets - 100.0%		$ 144,187,940

The notes are an integral part of this report. Transamerica Income Shares, Inc.	December 31, 2013 Form N-Q

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At December 31, 2013

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at December 31, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$7,834,124	$—	$7,834,124
U.S. Government Agency Obligations	—	3,855,770	—	3,855,770
Foreign Government Obligations	—	3,541,509	—	3,541,509
Mortgage-Backed Securities	—	17,167,964	—	17,167,964
Asset-Backed Securities	—	10,539,320	—	10,539,320
Municipal Government Obligations	—	1,977,107	—	1,977,107
Preferred Corporate Debt Security	—	2,060,275	—	2,060,275
Corporate Debt Securities	—	90,401,605	—	90,401,605
Convertible Bond	—	793,350	—	793,350
Short-Term U.S. Government Obligation	—	1,298,615	—	1,298,615
Convertible Preferred Stocks	659,040	—	—	659,040
Preferred Stocks	2,133,493	—	—	2,133,493
Securities Lending Collateral	12,738,845	—	—	12,738,845
Repurchase Agreement	—	4,837,545	—	4,837,545

Total Investment Securities	$15,531,378	$144,307,184	$—	$159,838,562

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of December 31, 2013.
(B)	Illiquid. Total aggregate fair value of illiquid securities is $590,680, or 0.41% of the fund’s net assets.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $12,480,546. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of December 31, 2013. Maturity date disclosed is the ultimate maturity date.
(F)	Rate shown reflects the yield at December 31, 2013.
(G)	Aggregate cost for federal income tax purposes is $150,514,991. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,731,899 and $1,408,328, respectively. Net unrealized appreciation for tax purposes is $9,323,571.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2013. See the notes to the schedules of investments for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities aggregated $58,333,278, or 40.46% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
IO	Interest only portion of a STRIP (Separate Trading of Registered Interest and Principal Security) Security
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Open Joint Stock Corporation)
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso

The notes are an integral part of this report. Transamerica Income Shares, Inc.	December 31, 2013 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At December 31, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Fund.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Company serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. The lending of securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management, Inc. (“TAM”) family of mutual funds is a significant shareholder of the Navigator as of December 31, 2013. No individual fund has a significant holding in the Navigator.

The value of loaned securities and related collateral outstanding at December 31, 2013 are shown on a gross basis in the Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at December 31, 2013 are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

When-Issued, forward delivery securities and delayed delivery settlements: The Fund may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed delivery basis, the Fund does not participate in future gains and losses on the security.

Transamerica Income Shares, Inc.	December 31, 2013 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At December 31, 2013

(unaudited)

NOTE 1. (continued)

Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Illiquid securities: The Fund may invest in illiquid securities. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The illiquid securities at December 31, 2013 are listed in the Schedule of Investments

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Fund’s Board of Directors has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Directors. These policies and procedures are reviewed at least annually by the Board of Directors. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Directors, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Fund uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Income Shares, Inc.	December 31, 2013 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At December 31, 2013

(unaudited)

NOTE 2. (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at December 31, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

Transamerica Income Shares, Inc.	December 31, 2013 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:
Thomas A. Swank
Chief Executive Officer
Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
Thomas A. Swank
Chief Executive Officer
Date:	February 28, 2014

By:
Elizabeth Strouse
Principal Financial Officer
Date:	February 28, 2014